Accounts payable, accrued expenses and other liabilities	12 Months Ended
Dec. 31, 2017
Payables and Accruals [Abstract]
Accounts payable, accrued expenses and other liabilities
Accounts payable, accrued expenses and other liabilities
Accounts payable, accrued expenses and other liabilities consisted of the following as of December 31, 2017 and 2016:

	As of December 31,
	2017	2016
Accounts payable and accrued expenses	$307,391	$330,437
Deferred revenue	452,846	463,090
Accrued interest	254,865	287,205
Guarantees (Note 29)	2,272	51,804
	$1,017,374	$1,132,536